Income taxes	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Income taxes
12. Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2025	2024	2023

Current year	(3 349)	(3 252)	(2 828)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Current tax expense	(3 271)	(3 463)	(2 923)

Origination and reversal of temporary differences	614	482	855
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
Deferred tax (expense)/income	420	311	689

Total income tax expense in the income statement	(2 850)	(3 152)	(2 234)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2025	2024¹	2023 1

Profit/(loss) before tax	11 328	10 568	9 124
Deduct share of results of associates	378	329	295
Deduct exceptional share of results of associates	9	104	(35)
Profit before tax and before share of results of associates	10 941	10 134	8 864

Adjustments to the tax basis
Government incentives	(149)	(376)	(756)
Non-deductible/(non-taxable) mark-to-market on derivatives	213	1 211	325
Other expenses not deductible for tax purposes	1 263	1 666	1 521
Other non-taxable income	(733)	(560)	(647)

Adjusted tax basis	11 534	12 074	9 306

Aggregate weighted nominal tax rate	26.9%	26.4%	27.5%

Tax at aggregated nominal tax rate	(3 098)	(3 183)	(2 558)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Deductions from interest on equity	252	240	781
Deductions from goodwill and other tax deductions	642	723	466
Change in tax rate	28	10	2
Withholding taxes	(509)	(497)	(559)
Other tax adjustments	(49)	(62)	(105)

Total tax expense	(2 850)	(3 152)	(2 234)

Effective tax rate	26.1%	31.1%	25.2%
The total income tax expense for 2025 amounted to (2 850)m US dollar compared to (3 152)m US dollar for 2024, and (2 234)m US dollar for 2023. The effective tax rate was 26.1% for 2025 compared to 31.1% for 2024 and 25.2% for 2023.
The 2023, 2024 and 2025 effective tax rates were negatively impacted by non-deductible losses from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB. Furthermore, the 2025 effective tax rate included 156m US dollar of exceptional tax income, mainly reflecting 66m US dollar exceptional tax income resulting from the renegotiation of the terms of the 2017 Brazilian Federal Tax Regularization Program and the tax income on exceptional items. In comparison, the 2024 effective tax rate included (205)m US dollar exceptional tax expense, reflecting mainly the net impact of a (240)m US dollar (4.5 billion South African rand) resolution of South African tax matters, the income tax on exceptional items and the release of tax provisions (refer to Note 8
Exceptional items
).

1
Amended to conform to the 2025 presentation.

Effective 1 January 2024, the company and its subsidiaries are within the scope of the OECD Pillar Two model rules either based on the adoption of Pillar Two legislation by Belgium, the jurisdiction in which the parent entity is incorporated, or by other jurisdictions where the company operates. The company assessed the impact for 2024 and 2025 and concluded the impact to be not material.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2025	2024	2023

Re-measurements of post-employment benefits	(22)	(48)	(13)
Exchange differences, cash flow and net investment hedges	(16)	10	(41)
Income tax (losses)/gains	(38)	(38)	(54)